Stock-Based Compensation	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Stock-based Compensation

Note 18. Stock-based Compensation

2025 Equity Incentive Plan

On April 9, 2025, the board of directors approved the adoption of the 2025 Equity Incentive Plan. Pursuant to the plan, the Company reserved up to 1,400,000 ordinary shares, par value US$0.0001 per share, for issuance under the plan.

On May 1, 2025, the Company granted an aggregate of 1,400,000 Class A ordinary shares to certain employees pursuant to individual award agreements entered into between the Company and the employees. The shares granted under the plan were restricted Class A ordinary shares that were non-transferable and issued at par value.

2025 Employee Equity Incentive Plan

On July 30, 2025, the board of directors approved the adoption of the 2025 Employee Equity Incentive Plan. Under this plan, up to 15,000,000 Class A ordinary shares, par value US$0.0001 per share, may be issued to eligible employees and key personnel pursuant to the terms of the plan and related award agreements.

On August 15, 2025, the Company granted an aggregate of 3,000,000 Class A ordinary shares to certain employees under the 2025 Employee Equity Incentive Plan.

The awards represent equity classified share-based compensation arrangements accounted for in accordance with ASC 718, Compensation- Stock Compensation. The restricted Class A ordinary shares granted under the plans were non-transferable and issued at par value.

The shares were fully vested upon the respective grant dates and are not subject to service, performance, or market conditions. Accordingly, the Company recognized the share-based compensation expense in full on the respective grant dates based on the grant-date fair value of the shares issued.

Eligible participants include employees who provide services to the Company. All recipients of the 2025 grants were employees of the Company on the respective grant dates.

Share-based compensation recognized for the years ended December 31, 2025, 2024 and 2023 is as follows:

	For the year ended December 31
	2025	2024	2023
General and administrative expenses	5,141,560	—	—
Total	$5,141,560	$—	$—